Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
10) SUPPLEMENTAL BALANCE SHEET INFORMATION
Receivables
Receivables consisted of the following:

	October 31, 2021	January 31, 2021
Trade receivables, net of allowance for credit losses	$866.9	$494.9
Vendor rebate receivables	79.2	61.9

Receivables, net of allowance for credit losses	$946.1	$556.8

Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	October 31, 2021	January 31, 2021
Land	$23.4	$23.1
Buildings and improvements	37.7	31.5
Transportation equipment	28.5	27.2
Furniture, fixtures and equipment	67.2	60.0
Capitalized software	14.9	13.1
Construction in progress	5.5	3.1

Property, plant and equipment	177.2	158.0
Less accumulated depreciation and amortization	(86.5)	(71.8)

Property, plant and equipment, net	$90.7	$86.2

Depreciation expense is classified within cost of sales and depreciation and amortization. Depreciation expense related to property, plant and equipment, including capitalized software, was as follows:

	Three Months Ended		Nine Months Ended
	October 31, 2021	November 1, 2020	October 31, 2021	November 1, 2020
Depreciation expense	$5.5	$5.8	$16.8	$17.4
Accrued Compensation and Benefits
Accrued compensation and benefits consisted of the following:

	October 31, 2021	January 31, 2021
Accrued bonuses and commissions	$71.1	$50.5
Other compensation and benefits	26.5	20.2

Accrued compensation and benefits	$97.6	$70.7

Other Current Liabilities
Other current liabilities consisted of the following:

	October 31, 2021	January 31, 2021
Accrued interest	$0.6	$34.5
Accrued non-income taxes	24.7	13.6
Other	42.7	22.0

Other current liabilities	$68.0	$70.1

Other Liabilities
Other liabilities consisted of the following:

	October 31, 2021	January 31, 2021
Self-insurance reserves	$15.8	$15.2
Other	5.1	15.8

Other liabilities	$20.9	$31.0

11) SUPPLEMENTAL BALANCE SHEET INFORMATION
Receivables
Receivables consisted of the following:

	January 31, 2021	February 2, 2020
Trade receivables, net of allowance for credit losses	$494.9	$453.0
Vendor rebate receivables	61.9	51.0

Total Receivables, net	$556.8	$504.0

Property and Equipment
Property and equipment consisted of the following:

	January 31, 2021	February 2, 2020
Land	$23.1	$22.0
Buildings and improvements	31.5	28.1
Transportation equipment	27.2	21.1
Furniture, fixtures and equipment	60.0	50.8
Capitalized software	13.1	12.1
Construction in progress	3.1	2.3

Property & equipment	158.0	136.4
Less accumulated depreciation & amortization	(71.8)	(48.9)

Property and equipment, net	$86.2	$87.5

Depreciation expense is classified within cost of sales and depreciation and amortization. Depreciation expense related to property and equipment, including capitalized software, was as follows:

	Fiscal Years Ended
	January 31, 2021	February 2, 2020	February 3, 2019
Depreciation expense	$23.3	$22.2	$18.6
Accrued Compensation and Benefits
Accrued compensation and benefits consisted of the following:

	January 31, 2021	February 2, 2020
Accrued bonuses and commissions	$50.5	$41.1
Other compensation and benefits	20.2	10.8

Total accrued compensation and benefits	$70.7	$51.9

Other Current Liabilities
Other current liabilities consisted of the following:

	January 31, 2021	February 2, 2020
Accrued interest	$34.5	$31.0
Accrued non-income taxes	$13.6	11.1
Other	22.0	15.9

Total other current liabilities	$70.1	$58.0

Other Liabilities
Other liabilities consisted of the following:

	January 31, 2021	February 2, 2020
Self-insurance reserves	$15.2	$16.7
Other	15.8	14.3

Total other liabilities	$31.0	$31.0